Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments and contingencies
27. Commitments and contingencies
27.1 Group as a lessee
Following the adoption of IFRS 16 (Leases), information relating to the Group as a lessee can be found in Note 4 (Changes in accounting policies), Note 1
2
(Property, Plant and Equipment) and Note 25 (Financial and capital risk management).
27.2 Operating lease arrangements
Operating leases, in which the Group is the sublessor, relate to a portion of an office leased by the Group, with lease terms of between one to two years. One of the subleases has an automatic extension on a month-to-month
basis following the initial lease term, with rental increasing at a set percentage on each annual anniversary of the agreement. The lessee does not have an option to purchase the property at the expiry of the lease period.
The unguaranteed residual values do not represent a significant risk for the Group, as the lease terms are for a remaining period of 12 months or less, and the Group expects to be able to enter into new leases at market value at the end of the sublease term.
The maturity analysis of payments receivable by the Group in its capacity as sublessor is disclosed below:

	December 31, 2019	December 31, 2018
Within one year	552	—
After one year but not more than five years	—	—
More than five years	—	—

	552	—

The Group does not have any leasing arrangements classified as finance leases at December 31, 2019 (2018: £nil).
27.3 Financial commitments
Each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited issued to Novartis loan notes (the “Novartis Notes”) (which were assigned by Novartis to the Company in exchange for ordinary shares pursuant to the Subscription Agreement) and each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited agreed to make future payments to Novartis comprising amounts equal to ascending specified percentages of tiered annual worldwide net sales (beginning at high single digits and reaching into double digits at higher sales) by such subsidiary of products that include the assets acquired. The levels of ascending percentages of tiered annual worldwide net sales are the same for each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited under the respective Purchase Agreements.
Each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited further agreed that in the event it transfers, licenses, assigns or leases all or substantially all of its assets, it will pay Novartis a percentage of the proceeds of such transaction. The Company will retain the majority of the proceeds from such a transaction. Such percentage is the same for each of Mereo BioPharma 1 Limited, Mereo BioPharma 2 Limited and Mereo BioPharma 3 Limited under the respective Purchase Agreements. The payment of a percentage of proceeds is not payable with respect to any transaction involving equity interests of Mereo BioPharma Group plc, a merger or consolidation of Mereo BioPharma Group plc, or a sale of any assets of Mereo BioPharma Group plc.
In October 2017, the Group’s wholly owned subsidiary Mereo BioPharma 4 Limited entered into an exclusive license and option agreement (“the License Agreement”), to obtain from AstraZeneca an exclusive worldwide, sub-licensable
license under AstraZeneca’s intellectual property rights relating to
MPH-966,
with an option to acquire such intellectual property rights following commencement of a pivotal trial and payment of related milestone payments (“the Option”), together with the acquisition of certain related assets. Upon entering into the License Agreement, the Group made a payment of $3.0 million and issued 490,798 ordinary shares to AstraZeneca, for an aggregate upfront payment equal to $5.0 million. In connection with certain development and regulatory milestones, the Group has agreed to make payments of up to $115.5 million in the aggregate and issue additional ordinary shares to AstraZeneca for licensed products containing
MPH-966.
In addition, the Group has agreed to make payments to AstraZeneca based on specified commercial milestones of the product. The Group has also agreed to pay a specified percentage of sub-licensing
revenue to AstraZeneca and to make royalty payments to AstraZeneca equal to ascending specified percentages of tiered annual worldwide net sales by the Group of licensed products (subject to certain reductions), ranging from the high single digits to low double digits. Royalties will be payable on a licensed-product-by-licensed-product
and
country-by-country
basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry. Under the License Agreement, the Group may freely grant sub-licenses
to affiliates upon notice to AstraZeneca and must obtain AstraZeneca’s consent, which is not be unreasonably withheld, to grant sub-licenses
to a third party. The Group has agreed to use commercially reasonable efforts to develop and commercialize at least one licensed product.
The License Agreement will expire on the expiry of the
last-to-expire
royalty term with respect to all licensed products. Upon the expiration of the royalty term for a licensed product in a particular country, the licenses to the Group for such product in such country will become fully paid and irrevocable. Prior to exercise of the Option, if at all, the Group may terminate the License Agreement upon prior written notice. Either party may terminate the agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency. AstraZeneca has agreed to a three-year non-competition restriction in relation to the direct or indirect commercialization or development of NE inhibitors for the treatment of AATD. In addition, AstraZeneca agreed not to assert any AstraZeneca intellectual property rights that were included in the scope of the License Agreement against the Group.